Janus Henderson Multi-Sector Income Fund Expense Example - Class A C S I N T Shares [Member] - Janus Henderson Multi-Sector Income Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 561
Expense Example, with Redemption, 3 Years	746
Expense Example, with Redemption, 5 Years	948
Expense Example, with Redemption, 10 Years	1,528
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	525
Expense Example, with Redemption, 5 Years	905
Expense Example, with Redemption, 10 Years	1,769
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	636
Expense Example, with Redemption, 10 Years	1,407
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	382
Expense Example, with Redemption, 10 Years	857
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	333
Expense Example, with Redemption, 10 Years	748
Class T
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	464
Expense Example, with Redemption, 10 Years	$ 1,035